PREPAID EXPENSES	12 Months Ended
Nov. 30, 2018
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES	NOTE 4 – PREPAID EXPENSES Prepaid expenses at November 30, 2017 consisted of a deposit for legal expenses for $5,000, which had been rendered as of November 30, 2018.